March 31, 2001

Mid-Year Report

Conseco StockCar
Stocks Index Fund
Investing in the companies that support America's #1 spectator sport

www.stockcarstocks.com

NASCAR

Conseco, the Official Financial Service Provider of NASCAR


                                                                          [LOGO]

                                                                         CONSECO
                                                                      Step up.TM

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POWERED BY THE GROWTH OF STOCKCAR RACING'S
TOP CORPORATE SPONSORS

     The horsepower behind the Fund's exciting return potential comes from the companies it invests in. Each is either a major sponsor, or is closely associated with many - if not all - of the NASCAR Winston Cup Series events you enjoy.

GUIDED BY AN ESTABLISHED INDEX

     The Fund relies on the Conseco StockCar Stocks Index to guide it through the market's twists and turns. The American Stock Exchange (AMEX) calculates and publishes the index's daily value, under the ticker symbol RCE.

     An index is an unmanaged portfolio typically used to determine the performance of a specific market sector. While it is not possible to invest directly in an index, this Fund essentially mirrors its index in terms of the companies it holds and the size of each holding. Since index funds are passively managed, any time there is a change in the index*, the same change is made in the Fund's holdings.

     Certain risk factors will be present in the Fund to the extent that they are present in the holdings of the index. For example: smaller companies historically have been subject to greater volatility than larger companies.

MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.

     Behind the Fund's distinguished portfolio and investment guidelines lies Conseco Capital Management, Inc. (CCM), the Fund's investment adviser. With more than $29 billion in taxable and tax-exempt assets under management, as of March 31, 2001, CCM is a wholly owned subsidiary of Conseco, Inc.

     A provider of wealth management solutions to nearly 13 million customers, Conseco, Inc. became a publicly owned company in 1985 and is traded on the New York Stock Exchange (symbol: CNC). In addition to sponsoring A.J. Foyt's Winston Cup Series #14 Team Conseco Pontiac Grand Prix, Conseco also is the official financial services provider of NASCAR.

TICKER SYMBOL
     Advisor Class Share: NA
     Direct Class Share: SCARX

     Visit the Conseco StockCar Stocks Index Fund online at www.stockcarstocks.com

* To own all the stocks in the Conseco StockCar Stocks Index, we estimate the fund needs to have at least $25 million to invest. (As of March 31, 2001, it had $5 million.) Until the Fund reaches that investment level, we may buy a selection of stocks -- and other securities -- chosen to track the Index as closely as possible. During this start-up investing phase, we can't guarantee that our selection will come close to matching the Index's performance.

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                                             CONSECO STOCKCAR STOCKS INDEX FUND
TABLE OF CONTENTS                                               Mid-Year Report
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PORTFOLIO MANAGER'S REVIEW...........................................        2
STATEMENT OF ASSETS AND LIABILITIES..................................        4
STATEMENT OF OPERATIONS..............................................        5
STATEMENT OF CHANGES IN NET ASSETS...................................        6
SCHEDULE OF INVESTMENTS..............................................        8
NOTES TO FINANCIAL STATEMENTS........................................       12
FINANCIAL HIGHLIGHTS.................................................       14
BOARD OF DIRECTORS...................................................       16

This report is for the information of Conseco StockCar Stocks Index Fund shareholders. It is authorized for distribution to other persons only when preceded, or accompanied by, a current prospectus that contains more complete information, including charges and expenses.

                                                                              1
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PORTFOLIO MANAGER'S REVIEW
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March 31, 2001

     Recasting the lyrics of an old song, what a difference a year makes!

     There may be some among us who've "seen it all" before but, for most, the last six months have been a period of more than the usual buy-sell-hold dilemma. After touching new highs barely a year ago, stock prices in general have since hit a few slick spots on the track, sending some to pit road for repairs and taking others entirely out of the race. Winston Cup racing had nothing on stocks when it came to lead changes during 2000, and the market's rough ride was as harsh as any encountered on Midwestern interstates after a rough winter. Following five years of double digit market gains, it was the sloppier handling as much as a change of direction that shocked investors. Far from reversing, the market's wild ride has continued so far in 2001.

WHAT'S BEHIND THE POOR HANDLING?

      A rash of highly publicized layoffs has put a damper on consumer optimism. After a series of rate hikes last year aimed at restraining inflation and slowing growth, the Federal Reserve now is being counted upon to jump-start the economy by slashing rates.

     In a complete reversal of sentiment, investors have turned on the high tech names that were the object of nearly everyone's ardor, and have embraced "value investing". Of course, there's been no way to completely avoid spinouts, and any company that warns of disappointing results is promptly taken to the woodshed. Generally, however, the disappointment in techs and dotcoms has been much greater than among "old economy" names, many of which are part of our portfolio.

POSTING THE RESULTS!

     Despite the turmoil, the Conseco StockCar Stocks Index Fund has turned in a great ride during the past six months. The Fund's Direct Class total return for the period was 8.55%. Although the Conseco StockCar Stocks Index rose 15.09%, the S&P 500 Index, our other Fund benchmark, had a -18.75% return. In our portfolio, Action Performance Companies, Inc. and Kmart Corp. recorded outstanding gains. Continuing to benefit from a renewed focus on value investing, such old line consumer non-durable companies as R. J. Reynolds Tobacco Holdings, Inc. and Philip Morris Companies, Inc. extended their superior performance earlier in 2000, while even basic industry stalwarts Caterpillar, Inc. and The Goodyear Tire & Rubber Co. charged ahead smartly.

     On the other hand, fundamentals and changing sentiment caught up with General Electric Co., AOL Time Warner, Inc., and The Home Depot, Inc., all of which are down from their earlier peaks. General Motors Corp. dropped as sales in the automotive industry slipped, and The Coca-Cola Company's continuing problems are reflected in a stock price that has changed little from early 1996 levels. Former technology high flyer Global Crossing, Ltd., fell victim to the crash and burn in the tech sector, tumbling despite a sharp reduction in its operating losses.

                                                Robert Carter, Portfolio Manager
                                                Conseco Capital Management, Inc.
2
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                                             CONSECO STOCKCAR STOCKS INDEX FUND
                                                                Mid-Year Report
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1 Past performance may not be indicative of future results. Your investment return and principal will fluctuate and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements in effect through April 30, 2002. If the expense reimbursements were not in place, the fund's return would have been lower. Total return is shown with the applicable sales load or contingent-deferred sales charge.
2 Direct Class shares are "no-load" shares and are sold without sales load.
3 The maximum sales load for the Conseco StockCar Stocks Index Fund Advisor
  Class Shares is 4.00%.
4 The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

GROWTH OF $10,000

DATE       (Direct Class shares)  S&P 500 Index    Conseco StockCar Stocks Index
30-Sep-98      $10,000.00          $10,000.00              $10,000.00
30-Oct-98      $11,180.08          $10,813.40              $10,929.00
30-Nov-98      $11,815.61          $11,468.80              $11,603.98
31-Dec-98      $12,185.27          $12,129.63              $11,925.41
29-Jan-99      $12,329.58          $12,636.89              $12,122.41
26-Feb-99      $12,032.99          $12,244.14              $11,845.66
31-Mar-99      $12,402.83          $12,734.03              $12,199.49
30-Apr-99      $12,950.85          $13,227.22              $12,762.74
28-May-99      $12,958.00          $12,914.92              $12,213.94
30-Jun-99      $12,989.26          $13,631.70              $12,716.91
30-Jul-99      $12,708.41          $13,206.12              $12,460.03
31-Aug-99      $12,192.75          $13,140.09              $11,939.08
30-Sep-99      $11,891.10          $12,779.92              $11,628.06
29-Oct-99      $12,187.83          $13,588.63              $11,934.11
30-Nov-99      $12,285.60          $13,864.89              $12,046.29
31-Dec-99      $12,317.20          $14,681.53              $12,076.05
31-Jan-00      $11,707.98          $13,943.93              $11,409.21
29-Feb-00      $10,984.54          $13,679.97              $10,675.71
31-Mar-00      $11,667.54          $15,018.28              $11,443.29
28-Apr-00      $11,655.96          $14,566.38              $11,247.27
31-May-00      $11,841.11          $14,267.48              $11,446.35
30-Jun-00      $11,541.20          $14,619.17              $11,231.38
31-Jul-00      $11,221.88          $14,390.68              $10,931.51
31-Aug-00      $11,676.79          $15,284.48              $11,445.29
29-Sep-00      $11,743.82          $14,477.61              $11,547.15
31-Oct-00      $11,891.29          $14,416.37              $11,658.93
30-Nov-00      $11,743.82          $13,280.36              $11,481.71
29-Dec-00      $12,386.91          $13,345.44              $12,107.46
31-Jan-01      $12,776.44          $13,819.20              $13,266.15
28-Feb-01      $12,592.30          $12,558.89              $13,036.64
30-Mar-01      $12,748.11          $11,762.65              $13,289.56

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Direct Class shares through 03/31/01. Past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURN(1) (as of 03/31/01)

                                     INCEPTION                         SINCE
                                       DATE          6 MONTHS        INCEPTION
                                     ---------       ---------      ----------
   Direct Class Shares(2).....       10/01/98           8.55%         10.20%
   Advisor Class Shares(3)....       07/30/99           8.60%          0.29%
   S&P 500 Index(4)...........       10/01/98         (18.75%)         6.71%
   CSCS Index.................       10/01/98          15.09%         12.05%

TOP 10 HOLDINGS (as of 03/31/01)
   Action Performance Companies, Inc................................    7.2%
   R.J. Reynolds Tobacco Holdings, Inc..............................    3.2%
   Kmart Corp.......................................................    3.1%
   Lowe's Companies, Inc............................................    2.4%
   Tosco Corp. (Unocal 76)..........................................    2.3%
   Ford Motor Co....................................................    2.3%
   Delphi Automotive Systems Corp...................................    2.3%
   Conseco, Inc.....................................................    2.2%
   Pennzoil-Quaker State Co.........................................    2.1%
   Ashland Inc. (Valvoline).........................................    2.1%

TOP 5 SECTORS (as of 03/31/01)
   Food and Kindred Products........................................   15.6%
   Petroleum Refining and Related Industries........................   12.0%
   Durable Goods - Wholesale........................................    9.0%
   Amusement and Recreation Services................................    7.7%
   Transportation Equipment.........................................    6.4%

                                                                               3
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STATEMENT OF ASSETS AND LIABILITIES
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March 31, 2001 (unaudited)

ASSETS:
Investments in securities at cost...............................................        $4,848,472
--------------------------------------------------------------------------------------------------
Investments in securities at value..............................................        $4,773,582
Interest and dividends receivable...............................................             8,498
Cash............................................................................           199,990
Prepaid assets..................................................................             3,653
Receivable from Conseco, Inc. and subsidiaries..................................             8,480
--------------------------------------------------------------------------------------------------
    Total assets................................................................         4,994,203
--------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
Accrued expenses................................................................            40,857
Other payables..................................................................               110
--------------------------------------------------------------------------------------------------
    Total liabilities...........................................................            40,967
--------------------------------------------------------------------------------------------------
    Net assets..................................................................        $4,953,236
--------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital.................................................................        $5,129,829
Accumulated undistributed net investment income.................................             4,855
Accumulated undistributed net realized loss on investments......................          (106,558)
Net unrealized depreciation on investments......................................           (74,890)
--------------------------------------------------------------------------------------------------
    Net assets..................................................................        $4,953,236
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
Advisor Class Shares:
Shares outstanding (unlimited shares of par value $0.0001 authorized)...........            17,296
Net assets......................................................................        $  235,095
Net asset value and redemption price per share..................................        $    13.59
Maximum sales charge per share (4.00 percent of public offering price)..........              0.57
Maximum offering price per share................................................        $    14.16
--------------------------------------------------------------------------------------------------
Direct Class Shares:
Shares outstanding (unlimited shares of par value $0.0001 authorized)...........           262,068
Net assets......................................................................        $4,718,141
Net asset value, offering price and redemption price per share (Note 1).........        $    18.00
--------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

4
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                                              CONSECO STOCKCAR STOCKS INDEX FUND
STATEMENT OF OPERATIONS                                          Mid-Year Report
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For the Six Months Ended March 31, 2001 (unaudited)

INVESTMENT INCOME:
Interest........................................................................     $  4,586
Dividends (net of $137 in taxes withheld).......................................       46,196
---------------------------------------------------------------------------------------------
    Total investment income.....................................................       50,782
---------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees........................................................       15,477
Distribution and service fees:
    Advisor class...............................................................          290
    Direct class................................................................        5,663
Administration fee..............................................................        9,525
Transfer agent fees.............................................................       27,946
Directors' fees and expenses....................................................       26,878
Registration and filing fees....................................................       15,664
Custody fees....................................................................        3,026
Audit expenses..................................................................        4,806
Reports - printing and mailing..................................................        3,026
Legal expenses..................................................................        2,492
Other expenses..................................................................          638
---------------------------------------------------------------------------------------------
    Total expenses..............................................................      115,431
---------------------------------------------------------------------------------------------
Less fee waiver and/or expense reimbursement (Note 3)...........................      (79,714)
---------------------------------------------------------------------------------------------
    Net expenses................................................................       35,717
---------------------------------------------------------------------------------------------
    Net investment income.......................................................       15,065
---------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized loss on sales of investments.......................................      (92,698)
Net change in unrealized appreciation or depreciation on investments............      468,865
---------------------------------------------------------------------------------------------
    Net realized and unrealized gains (losses) on investments...................      376,167
---------------------------------------------------------------------------------------------
Net increase in net assets from operations......................................     $391,232
---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                               5
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STATEMENT OF CHANGES IN NET ASSETS
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
                                                                                         FOR THE
                                                                                    SIX MONTHS ENDED          FOR THE
                                                                                     MARCH 31, 2001           YEAR ENDED
                                                                                       (UNAUDITED)        SEPTEMBER 30, 2000
                                                                                     --------------       ------------------
OPERATIONS:
Net investment income...........................................................      $   15,065             $   33,839
Net realized gains (losses) on sales of investments.............................         (92,698)               195,422
Net change in unrealized appreciation or depreciation on investments............         468,865               (309,778)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from operations.....................................         391,232                (80,517)
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Advisor Class shares............................................................          (1,891)                  (907)
Direct Class shares.............................................................         (37,783)               (10,019)
---------------------------------------------------------------------------------------------------------------------------
    Total dividends from net investment income..................................         (39,674)               (10,926)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS OF NET CAPITAL GAINS:
Advisor Class shares............................................................          (9,978)                (1,355)
Direct Class shares.............................................................        (199,293)               (18,428)
---------------------------------------------------------------------------------------------------------------------------
    Total distributions of net capital gains....................................        (209,271)               (19,783)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold.....................................................................         190,513              1,247,385
Reinvested dividends and distributions..........................................         247,670                 30,344
Shares redeemed.................................................................        (383,584)            (1,270,139)
---------------------------------------------------------------------------------------------------------------------------
    Net increase from capital share transactions................................          54,599                  7,590
---------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets.....................................         196,886               (103,636)
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NET ASSETS:
Beginning of period.............................................................       4,756,350              4,859,986
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End of period...................................................................      $4,953,236             $4,756,350
---------------------------------------------------------------------------------------------------------------------------
Including undistributed net investment income...................................      $    4,855             $   29,464

   The accompanying notes are an integral part of these financial statements.

6
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                                             CONSECO STOCKCAR STOCKS INDEX FUND
                                                                Mid-Year Report
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
                                                                                         FOR THE
                                                                                    SIX MONTHS ENDED          FOR THE
                                                                                     MARCH 31, 2001           YEAR ENDED
                                                                                       (UNAUDITED)        SEPTEMBER 30, 2000
                                                                                     --------------       ------------------
SHARE DATA:
Advisor Class shares:
Sold............................................................................           1,039                8,850
Reinvested dividends and distributions..........................................             927                  161
Redeemed........................................................................          (2,811)              (6,279)
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease).....................................................            (845)               2,732
----------------------------------------------------------------------------------------------------------------------------
Shares outstanding:
Beginning of period.............................................................          18,141               15,409
----------------------------------------------------------------------------------------------------------------------------
End of period...................................................................          17,296               18,141
----------------------------------------------------------------------------------------------------------------------------
Direct Class shares:
Sold............................................................................           9,981               63,548
Reinvested dividends and distributions..........................................          14,078                1,529
Redeemed........................................................................         (19,729)             (68,117)
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    Net increase (decrease).....................................................           4,330               (3,040)
----------------------------------------------------------------------------------------------------------------------------
Shares outstanding:
Beginning of period.............................................................         257,738              260,778
----------------------------------------------------------------------------------------------------------------------------
End of period...................................................................         262,068              257,738
----------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS
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March 31, 2001 (unaudited)

NUMBER OF
 SHARES                                                                                               VALUE
---------                                                                                             -----
COMMON STOCKS (96.4%)
AMUSEMENT AND RECREATION SERVICES (7.7%)
  7,750   Dover Downs Entertainment, Inc........................................................     $ 96,875
  3,250   Harrahs Entertainment, Inc. (a).......................................................       95,647
  2,500   International Speedway Corp. - Class A................................................       92,656
  3,650   Speedway Motorsport, Inc. (a).........................................................       94,900
                                                                                                     --------
                                                                                                      380,078
                                                                                                     --------
AUTOMOTIVE (1.9%)
  2,125   DaimlerChrysler AG (d)................................................................       94,733
                                                                                                     --------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY AND MOBILE HOME DEALERS (4.0%)
  2,000   Lowe's Companies, Inc.................................................................      116,900
  1,925   The Home Depot, Inc...................................................................       82,968
                                                                                                     --------
                                                                                                      199,868
                                                                                                     --------
BUSINESS SERVICES (0.8%)
 40,000   NationsRent, Inc. (a).................................................................       40,000
                                                                                                     --------
CHEMICALS AND ALLIED PRODUCTS (4.6%)
  1,775   E. I. du Pont de Nemours and Co.......................................................       72,242
  1,950   Pfizer, Inc...........................................................................       79,853
  1,200   The Procter & Gamble Co. (Tide).......................................................       75,120
                                                                                                     --------
                                                                                                      227,215
                                                                                                     --------
COMMUNICATIONS (4.7%)
  2,300   BellSouth Corp........................................................................       94,116
  4,750   Global Crossing Ltd. (a)..............................................................       64,078
  3,400   Sprint Corp...........................................................................       74,766
                                                                                                     --------
                                                                                                      232,960
                                                                                                     --------
DEPOSITORY INSTITUTIONS (1.6%)
  2,400   MBNA Corp. ...........................................................................       79,440
                                                                                                     --------

   The accompanying notes are an integral part of these financial statements.

                                             CONSECO STOCKCAR STOCKS INDEX FUND
                                                                Mid-Year Report
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
NUMBER OF
 SHARES                                                                                               VALUE
---------                                                                                             -----
DURABLE GOODS - WHOLESALE (9.0%)
 31,750   Action Performance Companies, Inc. (a)................................................     $357,187
  3,350   Genuine Parts Co. (NAPA)..............................................................       86,799
                                                                                                     --------
                                                                                                      443,986
                                                                                                     --------
EATING AND DRINKING PLACES (3.4%)
  5,200   CBRL Group, Inc. (Cracker Barrel).....................................................       94,575
  2,700   McDonald's Corp.......................................................................       71,685
                                                                                                     --------
                                                                                                      166,260
                                                                                                     --------
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND COMPONENTS, EXCEPT COMPUTER EQUIPMENT (1.7%)
  2,000   General Electric Co. (NBC)............................................................       83,720
                                                                                                     --------
FOOD AND KINDRED PRODUCTS (15.6%)
  1,150   Adolph Coors Co. - Class B............................................................       75,256
  2,050   Anheuser -Busch Companies, Inc........................................................       94,156
  2,100   General Mills, Inc. (Cheerios)........................................................       90,321
  3,500   Kellogg Co............................................................................       94,605
  1,825   PepsiCo, Inc..........................................................................       80,209
  2,000   Philip Morris Companies, Inc. (Miller Lite)...........................................       94,900
  3,750   Sara Lee Corp.........................................................................       80,925
  1,475   The Coca-Cola Co......................................................................       66,611
  1,000   The Quaker Oats Co. (Gatorade)........................................................       97,050
                                                                                                     --------
                                                                                                      774,033
                                                                                                     --------
FOOD STORES (1.8%)
  3,500   The Kroger Co.........................................................................       90,265
                                                                                                     --------
GENERAL MERCHANDISE STORES (3.1%)
 16,250   Kmart Corp. (a).......................................................................      152,750
                                                                                                     --------
INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (1.8%)
  2,025   Caterpilar, Inc.......................................................................       89,869
                                                                                                     --------
INSURANCE CARRIERS (2.3%)
  6,900   Conseco, Inc. (c).....................................................................      111,090
                                                                                                     --------

   The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
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March 31, 2001 (unaudited)

NUMBER OF
 SHARES                                                                                               VALUE
---------                                                                                             -----
LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.7%)
  2,900   Georgia-Pacific Group.................................................................     $ 85,260
                                                                                                     --------
MOTION PICTURES (1.8%)
  2,250   AOL Time Warner Inc. (a) (TBS, Cartoon Network).......................................       90,337
                                                                                                     --------
MOTOR FREIGHT TRANS, WAREHOUSE (1.8%)
  1,550   United Parcel Service, Inc. - Class B.................................................       88,195
                                                                                                     --------
PETROLEUM REFINING AND RELATED INDUSTRIES (12.0%)
  2,650   Ashland Inc. (Valvoline)..............................................................      101,760
  2,000   BP Amoco p.l.c. ADR (b)...............................................................       99,240
    975   Exxon Mobil Corp......................................................................       78,975
  7,500   Pennzoil-Quaker State Co..............................................................      105,000
  1,450   Texaco, Inc...........................................................................       96,280
  2,650   Tosco Corp. (Unocal 76)...............................................................      113,314
                                                                                                     --------
                                                                                                      594,569
                                                                                                     --------
PHOTOGRAPHIC EQUIPMENT AND SUPPLIES (1.9%)
  2,400   Eastman Kodak Co......................................................................       95,736
                                                                                                     --------
PRINTING, PUBLISHING & ALLIED (1.7%)
  2,750   News Corporation Ltd. ADR (b).........................................................       86,350
                                                                                                     --------
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (1.9%)
  3,850   The Goodyear Tire & Rubber Co.........................................................       91,822
                                                                                                     --------

   The accompanying notes are an integral part of these financial statements.

                                             CONSECO STOCKCAR STOCKS INDEX FUND
                                                                Mid-Year Report
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

NUMBER OF
 SHARES                                                                                               VALUE
---------                                                                                             -----
TOBACCO PRODUCTS (3.2%)
  2,850   R.J. Reynolds Tobacco Holdings, Inc...................................................   $  159,885
                                                                                                   ----------
TRANSPORTATION EQUIPMENT (6.4%)
  7,900   Delphi Automotive Systems Corp........................................................      111,943
  4,000   Ford Motor Co.........................................................................      112,480
  1,750   General Motors Corp...................................................................       90,738
                                                                                                   ----------
                                                                                                      315,161
                                                                                                   ----------
          Total common stock (cost $4,848,472)..................................................    4,773,582
                                                                                                   ----------
Total investments (cost $4,848,472) (96.4%).....................................................    4,773,582
                                                                                                   ----------
Other assets, less liabilities (3.6%)...........................................................      179,654
                                                                                                   ----------
Total net assets (100.0%).......................................................................   $4,953,236
                                                                                                   ----------

------------------
(a) Non-income producing security.
(b) ADR - American Depository Receipts.
(c) The shares of Conseco, Inc. were purchased prior to April 28, 2000, when Conseco Capital Management, Inc., a wholly owned subsidiary of Conseco, Inc., acquired the assets of StockCar Stocks Advisors, LLC. After April 28, 2000, the Fund will not further invest in the securities of Conseco, Inc. or any of its affiliates.
(d) Foreign security.

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
March 31, 2001 (unaudited)

1. ORGANIZATION
     Conseco StockCar Stocks Mutual Fund, Inc. (the "Company"), formerly StockCar Stocks Mutual Fund, Inc. was incorporated under the laws of the state of Maryland on May 18, 1998, and consists solely of Conseco StockCar Stocks Index Fund (the "Fund"), formerly StockCar Stocks Index Fund. The Company is registered as an open-end diversified management investment company of the "series" type under the Investment Company Act of 1940 (the "1940 Act"). The Fund became effective with the Securities and Exchange Commission on September 18, 1998 and commenced operations on October 1, 1998. The Fund's investment strategy is to emphasize growth of capital and current income by investing in the companies of the Conseco StockCar Stocks Index TM (the "Index"). The Index consists of 49 companies that support NASCAR's Winston Cup Series. The companies in the Index either sponsor NASCAR Winton cup racing teams or races, or they earn money from NASCAR Winston Cup events. The Fund is registered to offer two classes of shares, Advisor class and Direct class. Sales of Advisor class shares may be subject to a front-end sales charge with a maximum of 4.00 percent.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation, Transactions, and Related Investment Income
     The investments in the portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on a specific identification basis.

     Common stocks and other equity-type securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking sales, at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined under policies approved by the Board of Directors (the "Directors"). Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.

Dividends to Shareholders
     Dividends will be declared and distributed at least annually. However, the Directors may decide to declare dividends at other intervals.

     Dividends to shareholders from net investment income are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gains (losses). Any taxable income or gain of the Fund remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund.

Organization Costs
     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid for by StockCar Stocks Advisors, LLC, formerly the adviser of the Fund. Accordingly, no organization costs have been recorded by the Fund.

Federal Income Taxes
     For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

Expenses
     Expenses directly attributable to the Fund are charged to operations. Expenses directly attributable to a class of shares are charged to that class. The Fund pays the expenses of its Directors who are not affiliated persons of Conseco Capital Management, Inc. (the "Adviser") or the Company.

Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported assets and liabilities, and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

3. AGREEMENTS WITH SUBSIDIARIES OF CONSECO

Investment Advisory Agreement
     The Adviser supervises the Company's management and investment program, performs a variety of services in connection with the management and operation of the Fund and pays all compensation of officers and Directors who are affiliated persons of the Adviser or the Company. Under the investment advisory agreement, the Adviser receives an investment advisory fee equal to an annual rate of 0.65% of the average daily net asset value of the Fund. The Adviser also

                                              CONSECO STOCKCAR STOCKS INDEX FUND
                                                                 Mid-Year Report
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

manages other registered investment companies and the invested assets of its parent company, Conseco, Inc. ("Conseco"). The total fees incurred for such services for the six months ended March 31, 2001 were $15,477.

     The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund's other operating expenses to the extent necessary to ensure that the total annual operating expenses do not exceed 1.50% of the Fund's average daily net assets until April 30, 2002.

Administration Agreement

     Conseco Services, LLC (the "Administrator"), a wholly owned subsidiary of Conseco, supervises the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervises the maintenance of books and records of the Fund and provides other general and administrative services. For providing these services, the Administrator receives compensation at the annual rate of 0.40% for the first $50,000,000; 0.30% for the next $25,000,000; and 0.20% in excess of $75,000,000 of the average daily net assets of the Fund. The total fees incurred for such services for the six months ended March 31, 2001 were $9,525.

Distribution Agreements

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly owned subsidiary of Conseco, serves as the principal underwriter for the Fund pursuant to a Principal Underwriting Agreement, dated April 28, 2000. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). The Distributor bears all the expenses of providing services pursuant to the Principal Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well as any advertising or sales literature.

     The Company has adopted a Plan of Distribution and Service pursuant to Rule 12b-1 (the "Plan") under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

     Pursuant to the Plan, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments up to an annual rate of 0.25% of its average daily net assets of each share class to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts relating to the distribution of the Fund's shares. The fees are paid on a monthly basis, based on the Fund's average daily net assets attributable to each class of shares.

     Pursuant to the Plan, the Distributor is paid a monthly fee equal to an annual rate of 0.25% of the average net assets of each share class for expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, printing of the prospectuses and reports used for sales purposes, preparation and distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the Distributor. It is possible that Plan accruals will exceed the actual expenditures by the Distributor for eligible services. Accordingly, such fees are not strictly tied to the provision of such services. The total fees incurred for such services for the six months ended March 31, 2001 were $5,953.

4. INVESTMENT TRANSACTIONS

     The cost of investments and the composition of gross unrealized appreciation and depreciation of investments at March 31, 2001, for federal income tax purposes are shown below:

Gross unrealized appreciation.................................      $  645,570
Gross unrealized depreciation.................................        (722,039)
-------------------------------------------------------------------------------
Net unrealized depreciation...................................      $  (76,469)
-------------------------------------------------------------------------------
Cost of investments...........................................      $4,850,051

     The aggregate cost of purchases and the aggregate proceeds from sales of investments, excluding short-term investments, for the six months ended March 31, 2001, are shown below:

Purchases......................................................     $1,529,687
Sales..........................................................      1,890,123

FINANCIAL HIGHLIGHTS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                                                             SIX MONTHS
                                                                                ENDED
                                                                           MARCH 31, 2001     YEAR ENDED          PERIOD ENDED
Advisor Class shares                                                         (UNAUDITED)  SEPTEMBER 30, 2000  SEPTEMBER 30, 1999 (a)
                                                                           -------------- ------------------  ----------------------
Net asset value per share, beginning of period ...........................     $13.22           $13.49               $14.40
Income from investment operations:
    Net investment income ................................................       0.05             0.09                 0.01
    Net realized gains (losses) and change in unrealized
      appreciation or depreciation on investments ........................       1.03            (0.25)               (0.92)
------------------------------------------------------------------------------------------------------------------------------------
      Total income (loss) from investment operations .....................       1.08            (0.16)               (0.91)
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
    Dividends from net investment income .................................      (0.11)           (0.04)                  --
    Distribution of net capital gains ....................................      (0.60)           (0.07)                  --
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions ................................................      (0.71)           (0.11)                  --
------------------------------------------------------------------------------------------------------------------------------------
      Net asset value per share, end of period ...........................     $13.59           $13.22               $13.49
------------------------------------------------------------------------------------------------------------------------------------
    Total return(b)(c) ...................................................       8.60%           (1.24%)              (6.32%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
    Net assets (dollars in thousands), end of period .....................       $235             $240                 $208
    Ratio of expenses to average net assets(d)
      Before expense reimbursement .......................................       4.85%            2.62%                1.41%
      After expense reimbursement ........................................       1.50%            1.44%                1.41%
    Ratio of net investment income (loss) to average net assets(d)
      Before expense reimbursement .......................................      (2.72%)          (0.52%)               0.63%
      After expense reimbursement ........................................       0.63%            0.66%                0.63%

(a) For Advisor Class shares, period August 2, 1999 (commencement of operations) through September 30, 1999.
(b) Total return figures do not include sales loads; results would be lower if sales charges were included.
(c) Not annualized for periods of less than one full year.
(d) Annualized for periods of less than one full year.

   The accompanying notes are an integral part of these financial statements.

                                              CONSECO STOCKCAR STOCKS INDEX FUND
                                                                 Mid-Year Report
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                                                             SIX MONTHS
                                                                                ENDED
                                                                           MARCH 31, 2001     YEAR ENDED          PERIOD ENDED
Direct Class shares                                                          (UNAUDITED)  SEPTEMBER 30, 2000  SEPTEMBER 30, 1999 (a)
                                                                           -------------- ------------------  ----------------------
Net asset value per share, beginning of period............................     $17.52           $17.84               $15.00
Income from investment operations:
    Net investment income.................................................       0.06             0.12                 0.02
    Net realized gains (losses) and change in unrealized
      appreciation or depreciation on investments.........................       1.37            (0.34)                2.82
------------------------------------------------------------------------------------------------------------------------------------
      Total income (loss) from investment operations......................       1.43            (0.22)                2.84
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
    Dividends from net investment income..................................      (0.15)           (0.03)                  --
    Distribution of net capital gains.....................................      (0.80)           (0.07)                  --
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions.................................................      (0.95)           (0.10)                  --
------------------------------------------------------------------------------------------------------------------------------------
      Net asset value per share, end of period............................     $18.00           $17.52               $17.84
------------------------------------------------------------------------------------------------------------------------------------
    Total return (b)(c)...................................................       8.55%           (1.24%)              18.93%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
    Net assets (dollars in thousands), end of period......................      $4,718           $4,516               $4,652
    Ratio of expenses to average net assets (d)
      Before expense reimbursement........................................       4.85%            2.62%                1.41%
      After expense reimbursement.........................................       1.50%            1.44%                1.41%
    Ratio of net investment income (loss) to average net assets (d)
      Before expense reimbursement........................................      (2.72%)          (0.52%)               0.28%
      After expense reimbursement.........................................       0.63%            0.66%                0.28%
------------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS
                                                                                ENDED
                                                                           MARCH 31, 2001     YEAR ENDED          PERIOD ENDED
                                                                             (UNAUDITED)  SEPTEMBER 30, 2000  SEPTEMBER 30, 1999 (a)
                                                                           -------------- ------------------  ----------------------
Supplemental data for all classes:
    Net assets (dollars in thousands), end of period......................      $4,953           $4,756               $4,860
    Portfolio turnover rate...............................................         32%              37%                   7%

   The accompanying notes are an integral part of these financial statements.

BOARD OF DIRECTORS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

WILLIAM P. DAVES, JR.                                            MAXWELL E. BUBLITZ, CFA
    Chairman of the Board                                           President, Conseco Fund Group
    Insurance and healthcare industries consultant                  Director, President and CEO, Conseco Capital Management, Inc.
    Chairman and CEO, FFG Insurance Co.                             Senior VP of Investments, Conseco, Inc.

GREGORY J. HAHN, CFA                                             HAROLD W. HARTLEY, CFA
    Senior VP, Portfolio Analytics                                  Director, Ennis Business Forms, Inc.
    Chief Fixed Income Investment Officer                           Former Executive VP, Tenneco Financial Services, Inc.
    Conseco Capital Management, Inc.

DR. R. JAN LECROY                                                DR. JESS H. PARRISH
    Director, Southwest Securities Group, Inc.                      Higher education consultant
    Former President, Dallas Citizens Council                       Former President, Midland College

DAVID N. WALTHALL
    Principal, Walthall Asset Management




INVESTMENT ADVISER                                               DISTRIBUTOR
     Conseco Capital Management, Inc.                               Conseco Equity Sales, Inc.
     Carmel, IN                                                     Carmel, IN

TRANSFER AGENT                                                   CUSTODIAN
     Firstar Mutual Fund Services, LLC                              The Bank of New York
     Milwaukee, WI                                                  New York, NY

INDEPENDENT ACCOUNTANTS                                          LEGAL COUNSEL
     PricewaterhouseCoopers LLP                                     Kirkpatrick & Lockhart LLP
     Indianapolis, IN                                               Washington, DC

                                              Conseco StockCar Stocks Index Fund

                                                                 Distributed by:
                                                      Conseco Equity Sales, Inc.
                                      11815 N. Pennsylvania St. Carmel, IN 46032
                                                                     Member NASD

                                              Shareholder Services: 800-494-2755
                                                          www.stockcarstocks.com